RISK MANAGEMENT POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
RISK MANAGEMENT POLICIES
Summary of maximum credit risk exposure

	December 31, 2024
	ECL Staging
	Stage 1	Stage 2	Stage 3
Loan Type	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Promissory Notes	303,301,930	2,266,090	1,020,970	306,588,990
Unsecured Corporate Loans	303,070,601	5,091,105	4,715,263	312,876,969
Overdrafts	118,950,682	3,405,596	1,235,635	123,591,913
Mortgage Loans	257,048,293	8,426,525	1,251,696	266,726,514
Automobile and other secured loans	180,429,857	11,827,296	5,109,431	197,366,584
Personal Loans	271,573,217	20,284,186	6,553,640	298,411,043
Credit Card Loans	454,163,695	17,032,320	3,910,017	475,106,032
Foreign Trade Loans	348,286,411	10,363,458	4,825,112	363,474,981
Other Financings	36,754,450	508,900	—	37,263,350
Other Receivables from Financial Transactions	11,500,763	129,265	11,446	11,641,474
Receivables from Financial Leases	59,171,479	3,740,121	357,236	63,268,836
Total	2,344,251,378	83,074,862	28,990,446	2,456,316,686

	December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
Loan Type	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Promissory Notes	151,407,457	1,738,975	988,501	154,134,933
Unsecured Corporate Loans	205,019,081	3,895,909	1,147,510	210,062,500
Overdrafts	112,646,102	3,692,222	1,201,639	117,539,963
Mortgage Loans	106,405,339	7,785,021	3,296,989	117,487,349
Automobile and other secured loans	27,807,679	5,005,719	563,947	33,377,345
Personal Loans	93,640,015	15,859,814	3,516,917	113,016,746
Credit Card Loans	310,660,594	29,810,085	3,614,502	344,085,181
Foreign Trade Loans	50,711,409	8,731,879	12,250,428	71,693,716
Other Financings	80,532,633	3,172,853	—	83,705,486
Other Receivables from Financial Transactions	1,053,867	287,973	8,848	1,350,688
Receivables from Financial Leases	39,327,656	3,992,141	215,029	43,534,826
Total	1,179,211,832	83,972,591	26,804,310	1,289,988,733

Summary of exposure to the Group's exchange risk by currency type

	Balances as of 12/31/2024				Balances as of 12/31/2023
	Monetary	Monetary			Monetary	Monetary
	Financial	Financial		Net	Financial	Financial		Net
Currency	Assets	Liabilities	Derivatives	Position	Assets	Liabilities	Derivatives	Position
US Dollar	944,735,483	928,711,808	131,633	16,155,308	624,189,021	552,973,595	345,005	71,560,431
Euro	6,569,091	8,259,117	—	(1,690,026)	12,864,044	11,981,405	—	882,639
Others	3,117,216	75,396	—	3,041,820	8,197,838	140,786	—	8,057,052
Total	954,421,790	937,046,321	131,633	17,507,102	645,250,903	565,095,786	345,005	80,500,122

Summary of sensitivity analysis performed reasonably possible changes in foreign exchange rates

		12/31/2024			12/31/2023
Currency	Variation	P/L	Equity	Variation	P/L	Equity
US Dollar	16.70%	2,699,071	2,699,071	242.30%	173,351,167	173,351,167
US Dollar	(16.70)%	(2,699,071)	(2,699,071)	(242.30)%	(173,351,167)	(173,351,167)
Euro	16.70%	(282,353)	(282,353)	242.30%	2,138,554	2,138,554
Euro	(16.70)%	282,353	282,353	(242.30)%	(2,138,554)	(2,138,554)
Other	16.70%	508,198	508,198	242.30%	19,521,494	19,521,494
Other	(16.70)%	(508,198)	(508,198)	(242.30)%	(19,521,494)	(19,521,494)
Total	16.70%	2,924,916	2,924,916	242.30%	195,011,215	195,011,215
	(16.70)%	(2,924,916)	(2,924,916)	(242.30)%	(195,011,215)	(195,011,215)

Summary of exposure to interest rate risk

	Term in days
Assets and Liabilities	Up to 30	From 30 to 90	from 90 to 180	from 180 to 365	More than 365	Total
To 12/31/2024
Total Financial Assets	1,873,827,008	384,970,900	371,701,989	164,284,265	657,798,803	3,452,582,965
Total Financial Liabilities	(1,956,101,320)	(326,281,656)	(159,399,305)	(37,031,705)	(6,961,857)	(2,485,775,843)
Net Amount	(82,274,312)	58,689,244	212,302,684	127,252,560	650,836,946	966,807,122

	Term in days
Assets and Liabilities	Up to 30	From 30 to 90	from 90 to 180	from 180 to 365	More than 365	Total
To 12/31/2023
Total Financial Assets	2,978,131,005	439,541,457	163,940,137	55,909,226	508,481,413	4,146,003,238
Total Financial Liabilities	(2,447,185,543)	(398,080,876)	(215,601,032)	(30,714,519)	(3,688,428)	(3,095,270,398)
Net Amount	530,945,462	41,460,581	(51,660,895)	25,194,707	504,792,985	1,050,732,840

Summary of sensitivity to reasonably possible additional variation in interest rates for next year

	12/31/2024		12/31/2023
		Increase / (decrease)		Increase / (decrease)
	Additional variation in	in the income	Additional variation in	in the income
Items	the interest rate	statement	the interest rate	statement
Decrease in the interest rate	4% ARS; 2% USD	754,872	4% ARS; 2% USD	(19,636,959)
Increase in the interest rate	4% ARS; 2% USD	(1,205,247)	4% ARS; 2% USD	18,760,443

Schedule of concentration of loans and deposits

	Loans and other financing
	12/31/2024		12/31/2023
Number of Clients	Balance	% over total portfolio	Balance	% over total portfolio
10 largest customers	241,244,102	9.7%	150,447,093	13.8%
50 following largest customers	381,652,163	15.3%	268,996,491	24.7%
100 following largest customers	270,148,182	10.9%	201,456,259	18.5%
Rest of customers	1,594,492,703	64.1%	467,709,049	43.0%
TOTAL	2,487,537,150	100.0%	1,088,608,892	100.0%

	Deposits
	12/31/2024		12/31/2023
Number of customers	Balance	% over total portfolio	Balance	% over total portfolio
10 largest customers	1,125,737,367	35.5%	1,441,715,450	42.7%
50 following largest customers	687,495,686	21.7%	755,879,142	22.4%
100 following largest customers	174,711,197	5.5%	144,697,646	4.3%
Rest of customers	1,185,516,993	37.4%	1,030,709,684	30.6%
TOTAL	3,173,461,243	100.0%	3,373,001,922	100.0%

Summary of analysis of the assets and liabilities maturities

	Less than	From 1 to	From 3 to	From 6 months to	From 1 to	More than
As of 12/31/2024	1 month	3 months	6months	1 years	2 years	2 years	Total
Loans and other financing	1,000,079,421	548,338,904	733,546,890	930,954,164	1,109,122,863	1,524,901,396	5,846,943,638
To the non-financial public sector	2,995,698	-	66,792	66,792	133,583	200,375	3,463,240
To the financial sector	15,505,051	417,485	663,867	1,341,957	2,104,689	4,582,097	24,615,146
To the Non-Financial Private Sector and Foreign residents	981,578,672	547,921,419	732,816,231	929,545,415	1,106,884,591	1,520,118,924	5,818,865,252
TOTAL ASSETS	1,000,079,421	548,338,904	733,546,890	930,954,164	1,109,122,863	1,524,901,396	5,846,943,638
Deposits	2,728,832,363	273,914,221	174,275,118	36,252,517	-	-	3,213,274,219
Non-financial public sector	139,651,136	5,918,110	-	-	-	-	145,569,246
Financial sector	185,277	-	-	-	-	-	185,277
Non-financial private sector and foreign residents	2,588,995,950	267,996,111	174,275,118	36,252,517	-	-	3,067,519,696
Derivates	1,734,047	-	-	-	-	-	1,734,047
Repo Transactions	33,962,592	-	-	-	-	-	33,962,592
Other financial liabilities	160,951,266	1,137,821	1,387,108	2,136,540	1,990,198	426,030	168,028,963
Financing received from the Argentine Central Bank and other financial institutions	19,231,031	6,445,644	10,061,528	1,881,890	3,141,820	5,177,061	45,938,974
Unsubordinated Negotiable obligations	-	1,956,934	33,590,051	22,834,712	-	-	58,381,697
TOTAL LIABILITIES	2,944,711,299	283,454,620	219,313,805	63,105,659	5,132,018	5,603,091	3,521,320,492